Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt [Abstract]
Long-Term Debt

	December 31, 2016	December 31, 2015
Term Loan B	201,925	203,975
Less deferred finance costs, net	(3,342)	(4,332)
Total long term debt	198,583	199,643
Less unamortized discount	(1,407)	(1,824)
Less current portion, net of deferred finance cost	(661)	(643)
Total Long Term Debt, net of current portion and net of deferred finance costs	$196,515	$197,176

Long-Term Debt Obligations

December 31, 2016
Long-Term Debt Obligations:
Year
December 31, 2017	2,050
December 31, 2018	2,050
December 31, 2019	2,050
December 31, 2020	195,775

Total	$201,925